Note 21 - Lease Liabilities - Lease Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Expenses relating to short-term leases	$ 42,994
Expenses relating to variable lease payments not included in the measurement of lease liability	14,241
$ 57,235